Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Comprehensive Income/Loss (-)
Net loss	€ 211,697	€ (217,991)	€ (103,231)
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	(1,037)	5,324	730
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	392	129	736
Realization of translation differences upon sale/liquidation of foreign operations			731
Other comprehensive income/loss (-), net of income tax	(645)	5,453	2,197
Total comprehensive loss attributable to:
Owners of the parent	211,052	(212,538)	(101,034)
Total comprehensive loss attributable to owners of the parent arises from:
Continuing operations	(4,564)	(65,953)	(118,594)
Discontinued operations	€ 215,616	€ (146,586)	€ 17,560